ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Schedule of Accounts Receivable) (Details)		12 Months Ended
	Jan. 25, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)	Dec. 31, 2015 CNY (¥)
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES [Abstract]
Accounts receivables				¥ 3,546,873,497			¥ 3,692,432,783
Allowance for doubtful accounts				(428,570,077)	¥ (445,956,167)	¥ (673,671,445)	(335,713,383)
Accounts receivable, net		$ 518,188,181		3,118,303,420			3,356,719,400
Amount of accounts receivable pledged as collateral for borrowings							420,422,895
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES [Line Items]
Accounts receivables balance		518,188,181		3,118,303,420			3,356,719,400
Revenue		$ 2,481,781,084	¥ 16,076,481,503	9,978,528,648	7,078,838,515
Generated Electricity Government Subsidy [Member]
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES [Abstract]
Accounts receivable, net				150,107,301			572,083,538
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES [Line Items]
Accounts receivables balance				150,107,301			¥ 572,083,538
Revenue			¥ 407,967,079	¥ 161,778,511	¥ 2,125,076	¥ 52,700,759
Generated Electricity Government Subsidy [Member] | Subsequent event [Member]
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES [Line Items]
Revenue	¥ 500,587,260